Benefit Programs - Schedule of Assumptions Used in Determining Net Periodic Pension and Projected Benefit Obligation (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate for benefit obligation as of year end	4.90%	3.95%	4.10%
Discount rate for net periodic pension cost	3.95%	4.10%	5.40%
Expected rate of return on plan assets for net periodic pension cost (French and UK plans only)	6.00%	6.00%	5.80%
Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate for benefit obligation as of year end	4.19%	4.11%	4.88%
Discount rate for net periodic pension cost	4.11%	4.88%	5.21%
Expected rate of return on plan assets for net periodic pension cost (French and UK plans only)	6.45%	6.33%	6.83%
Assumed annual rate of compensation increase for benefit obligation	3.00%	3.00%	3.26%
Assumed annual rate of compensation increase for net periodic pension cost	3.00%	3.24%	3.92%